Stockholders' Equity - Schedule of Stock Options (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Outstanding, beginning balance	5,873,336
Number of Shares Granted during the period		775,000
Number of Shares Outstanding, ending balance	5,833,336	5,873,336
Photomedex, Inc. [Member]
Number of Shares Outstanding, beginning balance	134,150	150,138	231,941
Number of Shares Granted during the period
Number of Shares Exercised during the period
Number of Stock Options, Expired/cancelled		(15,988)	(81,803)
Number of Shares Outstanding, ending balance		134,150	150,138
Number of Stock Options Exercisable, ending balance		109,066
Weighted Average Exercise Price, beginning balance	$ 85.22	$ 67.99	$ 81.15
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Expired/cancelled		82.26	74.27
Weighted Average Exercise Price, ending balance		85.22	$ 67.99
Weighted Average Exercise Price Exercisable, ending balance		$ 84.40